CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Revenues (including related party amounts of RMB3,507, RMB2,544 and RMB266 (US$38) for the years ended December 31, 2017, 2018 and 2019, respectively)	$ 130,205	¥ 906,458	¥ 714,141	¥ 284,709
Cost of revenues (including related party amounts of RMB788, RMB20,947 and RMB11,600 (US$1,666) for the years ended December 31, 2017, 2018 and 2019, respectively)	(93,309)	(649,596)	(517,074)	(213,370)
Gross profit	36,896	256,862	197,067	71,339
Operating expenses
Research and development (including related party amounts of RMB762, RMB200 and nil for the years ended December 31, 2017, 2018 and 2019, respectively)	(25,316)	(176,248)	(134,358)	(71,651)
Sales and marketing (including related party amounts of RMB541, RMB178 and nil for the years ended December 31, 2017, 2018 and 2019, respectively)	(17,028)	(118,548)	(83,853)	(59,673)
General and administrative (including related party amounts of RMB138, RMB59 and nil for the years ended December 31, 2017, 2018 and 2019, respectively)	(15,699)	(109,291)	(71,641)	(32,431)
Total operating expenses	(58,043)	(404,087)	(289,852)	(163,755)
Loss from operations	(21,147)	(147,225)	(92,785)	(92,416)
Foreign exchange (loss)/ gain, net	62	435	264	(2,724)
Interest income	905	6,300	3,657	314
Interest expense	(1,597)	(11,118)	(7,054)	(122)
Other income	5,576	38,812	8,449	677
Change in fair value of derivative asset	448	3,117
Change in fair value of derivative liability			21,302
Loss before income taxes	(15,753)	(109,679)	(66,167)	(94,271)
Income tax benefit (expense)	(23)	(162)	(30)	3,980
Net loss	(15,776)	(109,841)	(66,197)	(90,291)
Net loss attributable to Aurora Mobile Limited's shareholders	(15,776)	(109,841)	(66,197)	(90,291)
Accretion of contingently redeemable convertible preferred shares			(24,094)	(26,391)
Net loss attributable to common shareholders	(15,776)	(109,841)	(90,291)	¥ (116,682)
Net loss per share for class A and class B common shares:
Common shares - basic and diluted | ¥ / shares				¥ (2.73)
Shares used in net loss per share computation:
Common shares - basic and diluted | shares				42,666,670
Other comprehensive income (loss)
Foreign currency translation adjustments	(293)	(2,037)	11,688	¥ (7,563)
Total other comprehensive income (loss), net of tax	(293)	(2,037)	11,688	(7,563)
Total comprehensive loss	(16,069)	(111,878)	(54,509)	(97,854)
Comprehensive loss attributable to Aurora Mobile Limited	(16,069)	(111,878)	(54,509)	¥ (97,854)
Class A Common Shares
Operating expenses
Net loss attributable to Aurora Mobile Limited's shareholders	(12,282)	(85,502)	(46,606)
Accretion of contingently redeemable convertible preferred shares			(16,963)
Net loss attributable to common shareholders	$ (12,282)	¥ (85,502)	¥ (63,569)
Net loss per share for class A and class B common shares:
Common shares - basic and diluted | (per share)	$ (0.21)	¥ (1.43)	¥ (1.57)
Shares used in net loss per share computation:
Common shares - basic and diluted | shares	59,721,341	59,721,341	40,441,999
Class B Common Shares
Operating expenses
Net loss attributable to Aurora Mobile Limited's shareholders	$ (3,496)	¥ (24,339)	¥ (19,591)
Accretion of contingently redeemable convertible preferred shares			(7,131)
Net loss attributable to common shareholders	$ (3,496)	¥ (24,339)	¥ (26,722)
Net loss per share for class A and class B common shares:
Common shares - basic and diluted | (per share)	$ (0.21)	¥ (1.43)	¥ (1.57)
Shares used in net loss per share computation:
Common shares - basic and diluted | shares	17,000,189	17,000,189	17,000,189